PARTY IN INTEREST AND RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
PARTY IN INTEREST AND RELATED PARTY TRANSACTIONS	PARTY IN INTEREST AND RELATED PARTY TRANSACTIONS
Certain Plan investments are shares of Mechanics Bancorp Class A common stock and Charles Schwab mutual funds trusteed by Charles Schwab Trust Bank. Charles Schwab Trust Bank is the trustee for these investments as defined by the Plan and Mechanics Bancorp Class A common stock is issued by the employer. The Plan issues loans to participants, which are secured by the vested balances in the participants’ accounts. These transactions qualify as party-in-interest transactions.
At December 31, 2025 and 2024, the Plan held 151,394 and 187,179 shares, respectively, of Mechanics Bancorp Class A common stock of the Company, the sponsoring employer, with a cost basis of $3,603,531 and $4,197,217, respectively. During 2025, the Plan purchased 15,484 shares of Mechanics Bancorp Class A common stock at a cost ranging from $8.58 to $15.58 per share. During 2025, the Plan sold 42,099 shares of Mechanics Bancorp Class A common stock at a sales price ranging from $8.95 to $15.33 per share and distributed 9,170 shares of common stock to participants due to termination or retirement. In 2025, the Plan recorded $31,793 dividend income related to the Mechanics Bancorp Class A common stock of the Company.